Trade and Other Receivables	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
22)	TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2018	2019
Trade and other receivables, net	49,204	46,819
Due from employees	108	326
Security deposits, net	6,704	6,550
Interest accrued on term deposits	2,299	1,767
Total	58,315	55,462
Non-current	1,929	2,267
Current	56,386	53,195
Total	58,315	55,462

The trade receivables primarily consist of airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The management does not consider there to be significant concentration of credit risk relating to trade and other receivables.

The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables is disclosed in note 6 and 37. Trade and other receivables from related parties are disclosed in note 40.